Right of Use Asset and Lease Liability - Lease liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Jul. 01, 2023
Rights of use asset and lease liability
Balance	$ 723	$ 944
Additions		213
Lease payments	(256)	(470)
Interest on lease payments	27	62
Effect of movement in foreign exchange rates	(17)	(26)
Balance	477	723
Lease liabilities - current portion	271	381	$ 386
Lease liabilities - non-current	$ 206	$ 342	$ 558